GEOGRAPHIC, FINANCIAL AND OTHER INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Net Sales and Long-Lived Assets by Geographic Area

Generally, net sales by geographic area are presented by attributing revenues from external customers on the basis of where the products are sold.

	Three Months Ended September 30,				Nine Months Ended September 30,
	2013		2012		2013		2012
Geographic area:
Net sales:
United States	$185.8	55%	$192.0	55%	$581.8	57%	$580.6	56%
Outside of the United States	153.6	45%	155.0	45%	439.6	43%	454.2	44%

	$339.4		$347.0		$1,021.4		$1,034.8

	September 30, 2013		December 31, 2012
Long-lived assets, net:
United States	$440.9	91%	$430.1	90%
Outside of the United States	46.2	9%	48.5	10%

	$487.1		$478.6

In the tables below, certain prior year amounts have been reclassified to conform to the current period’s presentation.

	Year Ended December 31,
	2012		2011		2010
Geographic area:
Net sales:
United States	$800.0	56%	$757.4	55%	$729.1	55%
Outside of the United States	626.1	44%	624.0	45%	592.3	45%

	$1,426.1		$1,381.4		$1,321.4

	December 31,
	2012		2011
Long-lived assets — net:
United States	$430.1	90%	$354.3	88%
Outside of the United States	48.5	10%	48.5	12%

	$478.6		$402.8

Schedule of Net Sales by Classes of Similar Products

	Three Months Ended September 30,				Nine Months Ended September 30,
	2013		2012		2013		2012
Classes of similar products:
Net sales:
Color cosmetics	$218.1	64%	$225.0	65%	$678.0	66%	$680.0	66%
Beauty care and fragrance	121.3	36%	122.0	35%	343.4	34%	354.8	34%

	$339.4		$347.0		$1,021.4		$1,034.8

	Year Ended December 31,
	2012		2011		2010
Classes of similar products:
Net sales:
Color cosmetics	$940.0	66%	$880.4	64%	$816.1	62%
Beauty care and fragrance	486.1	34%	501.0	36%	505.3	38%

	$1,426.1		$1,381.4		$1,321.4